Receivables, Net (Tables)	12 Months Ended
May 26, 2013
Receivables [Abstract]
Receivables From Various Parties
Receivables from the sale of gift cards in national retail outlets, landlord allowances, national storage and distribution companies and our overall allowance for doubtful accounts are as follows:

(in millions)	May 26, 2013	May 27, 2012
Retail outlet gift card sales	$37.5	$33.4
Landlord allowances due	26.5	9.4
Storage and distribution	5.8	6.5
Allowance for doubtful accounts	(0.3)	(0.3)